Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following as of March 28, 2015 and December 27, 2014:

	March 28, 2015	December 27, 2014
Long-term debt:
$625.0 million senior notes, including a $25.2 million and $26.5 million net premium at March 28, 2015 and December 27, 2014, respectively	650,225	651,548
$414.6 million term loan, net of $2.1 million discount at March 28, 2015 and
$415.7 million term loan, net of $2.3 million discount at December 27, 2014	412,468	413,369

Total	1,062,693	1,064,917
Current portion of long-term debt	5,275	5,275

Long-term debt	$1,057,418	$1,059,642

Debt as of December 27, 2014 and December 28, 2013 is summarized as follows:

	2014	2013
Revolving credit facility	$—	$26,000

Long-term debt:
$625.0 million senior notes, including a $26.5 million net premium at December 27, 2014 and $250 million senior notes, net of $4.0 million discount at December 28, 2013	$651,548	$245,971
$415.7 million term loan, net of $2.3 million discount at December 27, 2014 and $419.9 million, net of $2.9 million discount at December 28, 2013	413,369	417,016

Total	1,064,917	662,987
Current portion of long-term debt	5,275	4,220

Long-term debt	$1,059,642	$658,767

Schedule of Contractual Payments Long-Term Debt

The contractual payments of long-term debt, including current maturities, for the five years subsequent to March 28, 2015, are as follows:

2015 (nine months)	$4,220
2016	4,220
2017	4,220
2018	3,165
2019	398,790
2020	625,000

Total	1,039,615
Plus: Original issue net premium	23,078

Total debt	$1,062,693

The total contractual payments of long-term debt for the five years subsequent to December 27, 2014 are as follows:

2015	$5,275
2016	4,220
2017	4,220
2018	3,165
2019	398,790
Thereafter	625,000

Total	1,040,670
Plus: Original issue net premium	24,247

Total debt	$1,064,917

Summary of Activity for Deferred Financing Fees

The following table presents the activity for the deferred financing fees for the three months ended March 28, 2015 and March 29, 2014:

Deferred financing fees
Balance—December 27, 2014	$17,215
Loan origination fees	4,048
Amortization	(982)
Write off of deferred financing fees	(688)

Balance—March 28, 2015	$19,593

Balance—December 28, 2013	$11,485
Loan origination fees	6,309
Amortization	(850)

Balance—March 29, 2014	$16,944